--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[LOGO]
New England Funds(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                                    New England
                                                               High Income Fund

                                                               [graphic omitted]


                                                                   WHERE
                                                              THE BEST MINDS
                                                                    MEET
----------------
 June 30, 1999
----------------

[Photo of Bruce R. Speca]
[sidebar]

"Most investment professionals I know agree that proper asset allocation is a bedrock principle of ound investing."

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

                          NEW ENGLAND HIGH INCOME FUND

                                        Investment Results Through June 30, 1999

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                Growth of a $10,000 Investment in Class A Shares

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares of the New England High Income Fund compared to the Lehman High Yield Composite Index from 6/30/89. The data points to this chart are as follows:]

                      JUNE 1989 THROUGH JUNE 1999



             NET           MAXIMUM             LEHMAN
            ASSET           SALES            HIGH YIELD
           VALUE(1)        CHARGE(2)         COMPOSITE(5)
           --------        ---------         ------------
6/89       $10,000         $ 9,550             $10,000
6/90       $10,022         $ 9,571             $ 9,855
6/91       $10,198         $ 9,739             $11,267
6/92       $12,756         $12,182             $14,023
6/93       $14,784         $14,119             $16,260
6/94       $15,404         $14,711             $16,837
6/95       $16,236         $15,505             $19,166
6/96       $17,718         $16,921             $21,022
6/97       $20,652         $19,723             $23,942
6/98       $22,994         $21,959             $26,662
6/99       $22,766         $21,742             $26,662

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

                          NEW ENGLAND HIGH INCOME FUND

                                   AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99

CLASS A (Inception 2/22/84)          6 MONTHS   1 YEAR  5 YEARS   10 YEARS
Net Asset Value(1,4)                    4.1%     -1.0%    8.1%      8.6%
With Maximum Sales Charge(2,4)         -0.7      -5.4     7.1       8.1
--------------------------------------------------------------------------------------------------

                                                                    SINCE
CLASS B (Inception 9/20/93)          6 MONTHS   1 YEAR  5 YEARS   INCEPTION
Net Asset Value(1,4)                    3.9%     -1.5%    7.4%      6.9%
With CDSC(3,4)                         -1.1      -6.0     7.1       6.8
--------------------------------------------------------------------------------------------------

                                                          SINCE
CLASS C (Inception 3/2/98)           6 MONTHS   1 YEAR  INCEPTION
Net Asset Value(1,4)                    3.8%     -1.6%   -0.3%
With CDSC(3,4)                          2.8      -2.5    -0.3
--------------------------------------------------------------------------------------------------
                                                                               SINCE      SINCE
                                                                              FUND'S      FUND'S
                                                                             CLASS B      CLASS C
Comparative Performance              6 MONTHS   1 YEAR  5 YEARS   10 YEARS   INCEPTION   INCEPTION
Lehman High Yield Composite Index(5)    2.2%     -0.4%    9.7%      10.3%      8.5%       6.1%
Lipper High Current Yield Average(6)    3.6      -1.4     8.5        9.2       7.9        -1.5
Morningstar High Yield Bond Average(7)  3.2      -1.8     8.5        9.3       8.0        -0.1
--------------------------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund's current subadviser began managing the Fund on July 1, 1996. Results for earlier periods reflect performance under previous subadvisers.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) This fund waived certain fees and expenses during the period indicated and the Fund's average annual total return would have been lower had these fees not been waived.

(5) Lehman High Yield Composite Index is an unmanaged index of fixed-rate, noninvestment-grade, coupon bearing bonds with an outstanding par value of at least $100 million. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges to mutual fund investments. It is not possible to invest directly in an index. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

(6) Lipper High Current Yield Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

(7) Morningstar High Yield Bond Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

                          NEW ENGLAND HIGH INCOME FUND

                                 Questions & Answers with Your Portfolio Manager
--------------------------------------------------------------------------------

[Photo of Gary L. Goodenough]
Gary L. Goodenough
Loomis Sayles & Company, L.P.

Q. How did New England High Income Fund perform over the past six months?

   For the six-month period ending June 30, 1999, New England High Income Fund provided shareholders with handsome dividend distributions, despite volatility in the market. After two increases in the dividend distribution in 1998, the monthly distribution for Class A shares remained at 7.5 cents per share for the first half of 1999. Return for the Fund's Class A shares for the period, which reflects dividend distributions plus or minus changes in the Fund's net asset value, was 4.1%. In comparison, the Lehman High Yield Composite Index lagged with a return of 2.2%.

Q. What was the investment environment like during the period?

   Let's go back to 1998. Last summer, high-yield bonds, as well as other credit- sensitive markets, did very poorly after Russia defaulted on its debt. Investors shunned riskier assets and sought the safety and liquidity of U.S. Treasury bonds. The Federal Reserve Board lowered interest rates in the fall to restore confidence in the markets. High-yield bonds recovered somewhat, but continued to trade at very low prices and very high yields compared to Treasury bonds. Things changed in the first quarter of 1999, when high-yield bonds recovered nicely, based on the stronger-than-expected U.S. economy, the waning Asia economic crisis, low interest rates and low inflation. While the 10-year U.S. Treasury bond yielded below 5%, high-yield bonds offered yields of more than 10%, which made them very attractive. However, by the second quarter, the bond market became increasingly nervous about inflation, causing interest rates to rise and bond prices to fall. High-yield bonds, as well as all investments involving some credit risk, were also adversely affected. Despite this economic backdrop, high-yield bonds outperformed Treasury bonds during the first half of 1999.

Q. How did you manage the Fund in this environment?

   We continued to use our very large proprietary research team at Loomis Sayles to help us find high-yield bond issuers with improving credit profiles. As the credit quality of a bond is upgraded by the rating agencies, we hope to earn price gains as the credit improvement is recognized in the marketplace. The portfolio's credit quality remained unchanged at Single B, which is at the higher end of the non-investment grade spectrum.

                          New England High Income Fund

   We have lengthened the Fund's average duration slightly to 5.6 years from 5.4 years at the beginning of 1999, taking advantage of the strong economic environment by locking in attractive yields. Duration measures a bond's price sensitivity to interest rate changes. The longer the duration, the greater the Fund's price appreciation when interest rates fall and, conversely, the greater the potential for price loss when interest rates rise.

   About 44% of the portfolio is invested in "deferred-pay" securities--either zero coupon or pay-in-kind (PIK) bonds. Offered at steep discounts, these bonds do not pay current interest. They perform very well in strong markets, but not in poor markets. We believe that these bonds have the potential to produce very attractive total returns for the portfolio over time.

Q. What investments were particularly strong during the period?

   A number of bond sectors that were heavily represented in the portfolio, including telecommunications, metals and entertainment, benefited from easing concerns over the global economy. In telecommunications, the portfolio includes bonds issued by Nextel Communications, a premier wireless company that was almost acquired by MCI/Worldcom. In metals, Weirton Steel benefited from recent federal rulings limiting cheap imports. In entertainment, AMF Bowling recovered from ill-timed overexpansion last year. In parts of Asia, bowling is very popular, though expensive, and the sport suffered during the Asia crisis.

Q. What other factors affected the Fund's performance?

   Two bonds hurt performance. One was Altos Hornos de Mexico S.A., the largest steel company in Mexico, which was adversely affected by the economic difficulties in Latin America. The other problem bond was issued by ICO Global Commerce, a London, England-based satellite communications company in the early stages of development. The company's main competitor has performed poorly, and this has shaken the confidence of investors in the industry. About 12.5% of the portfolio was invested in foreign securities as of June 30, 1999, and it is a coincidence that the two problem issues are outside the United States. Nevertheless, we limit foreign risk by only investing in dollar-denominated bonds. Often, foreign bonds offer higher yields than domestic issues for the same credit risk and rating.

                          New England High Income Fund
--------------------------------------------------------------------------------

                      CREDIT QUALITY COMPOSITION--6/30/99

AAA     5.1%
BB      8.5%
B      75.4%
CCC    10.3%
Other   0.7%

     Quality is based on ratings provided by Sandard & Poor's Ratings Group
               Portfolio holdings and asset allocation will vary.
                           Average Credit Quality = B

Q. What is your outlook for the next few months?

After a turbulent six months, we are cautious about the fragile confidence in the bond markets. However, the global recovery seems real, the U.S. economy continues to be strong and inflation is still low. If inflation remains under control, yields on long-term securities could decline once again. High-yield bonds may continue to offer higher income than most other fixed-income investments.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

This Fund invests in foreign and emerging market securities, which involve special risks. The Fund invests in high-yielding securities. Investments in lower-rated, higher-yielding bonds may involve greater risk. The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. While high-yield bonds may offer higher current income than Treasury securities and high-grade corporate bonds, they also are associated with greater than average risk. These risks may increase share price volatility. See the Fund's prospectus for details.

                              PORTFOLIO COMPOSITION

Investments as of June 30, 1999
(unaudited)

BONDS AND NOTES -- 83.4% OF TOTAL NET ASSETS

                                                                            RATINGS (C)
                                                                          -----------------
     PRINCIPAL                                                                     STANDARD
      AMOUNT    DESCRIPTION                                               MOODY'S  & POOR'S    VALUE (A)
---------------------------------------------------------------------------------------------------------
                 AUTO PARTS -- 5.1%
    $7,300,000   Advance Holding Corp., 0/12.875%, 4/15/2009 (d) ........   Caa2     B-      $  3,978,500
     4,000,000   CSK Auto, Inc., 11.000%, 11/01/2006 ....................   B2       B          4,145,000
                                                                                             ------------
                                                                                                8,123,500
                                                                                             ------------
                 BROADCASTING -- 5.7%
     7,000,000   Century Communications Corp., Zero Coupon, 1/15/2008 ...   Ba3      BB-        3,150,000
     9,390,000   Fox Family Worldwide, Inc., 0/10.25%, 11/01/2007 (d) ...   B1       B          5,986,125
                                                                                             ------------
                                                                                                9,136,125
                                                                                             ------------
                 CABLE & MEDIA -- 3.5%
     9,000,000   Charter Commerce Holdings, 144A, 0/9.920%, 4/01/2011 (d)   B2       B+         5,625,000
                                                                                             ------------
                 ELECTRICAL EQUIPMENT -- 1.8%
     2,750,000   Motors & Gears, Inc., 10.750%, 11/15/2006 ..............   B3       B          2,794,688
                                                                                             ------------
                 ENERGY -- 2.2%
     3,975,000   R & B Falcon Corp., 6.500%, 4/15/2003                      Ba3      B+         3,438,375
                                                                                             ------------
                 ENTERTAINMENT -- 2.3%
     6,000,000   AMF Bowling Worldwide, Inc., 0/12.250%, 3/15/2006 (d) ..   B3       CCC+       3,690,000
                                                                                             ------------
                 EQUIPMENT LEASING -- 2.8%
     4,500,000   United Rentals, Inc., 9.250%, 1/15/2009 ................   B1       BB-        4,455,000
                                                                                             ------------
                 FOOD - RETAILERS/WHOLESALERS -- 0.2%
     5,500,000   Penn Traffic Co., 9.625%, 4/15/2005 (e) ................   C        --           247,500
                                                                                             ------------
                 FOREIGN ISSUES -- 12.6%
     1,500,000   Alestra S.A., 144A, 12.125%, 5/15/2006 .................   B2       BB-        1,434,375
     5,000,000   Alestra S.A., 144A, 12.625%, 5/15/2009 .................   B2       BB-        4,781,250
     3,000,000   Algoma Steel, Inc., 12.375%, 7/15/2005 .................   B1       B          2,955,000
     3,250,000   Altos Hornos de Mexico S.A., 11.875%, 4/30/2004 (e) ....   Caa3     D          1,462,500
     4,000,000   Dolphin Telecom plc, 144A, 0/14.000%, 5/15/2009 (d) ....   Caa1     CCC+       1,920,000
     4,500,000   Grupo Televisa S.A., 0/13.250%, 5/15/2008 (d) ..........   Ba2      BB         3,645,000
     6,500,000   TFM S.A., 0/11.750%, 6/15/2009 (d) .....................   B2       B+         3,900,000
                                                                                             ------------
                                                                                               20,098,125
                                                                                             ------------
                 INDUSTRIALS -- 12.6%
     5,330,000   Continental Global Group, Inc., 11.000%, 4/01/2007 .....   B3       B-         4,477,200
     5,000,000   Falcon Building Products, Inc., 0/10.500%, 6/15/2007 (d)   B3       B-         3,425,000
     3,000,000   Formica Corp., 144A, 10.875%, 3/01/2009 ................   B3       B-         2,925,000
     1,500,000   P&L Coal Holdings Corp., 9.625%, 5/15/2008 .............   B2       B          1,496,250
     2,000,000   RBX Corp., 12.000%, 1/15/2003 ..........................   B3       B+         1,720,000
     6,000,000   Stone Container Corp., 12.250%, 4/01/2002 ..............   B3       B-         6,030,000
                                                                                             ------------
                                                                                               20,073,450
                                                                                             ------------
                  METAL -- 6.1%
     4,000,000   Earle M Jorgenson Co., 9.500%, 4/01/2005 ...............   B3       B-         3,780,000
     3,400,000   Euramax International plc, 11.250%, 10/01/2006 .........   B3       B          3,451,000
     1,500,000   Weirton Steel Corp., 10.750%, 6/01/2005 ................   B2       B          1,425,000
     1,000,000   Weirton Steel Corp., 11.375%, 7/01/2004 ................   B2       B            970,000
                                                                                             ------------
                                                                                                9,626,000
                                                                                             ------------
                 PUBLISHING -- 1.4%
     4,000,000   Liberty Group Publishing, Inc., 0/11.625%, 2/01/2009 (d)   B3       CCC+       2,180,000
                                                                                             ------------
                 RESTAURANTS -- 4.0%
     4,534,342   Advantica Restaurant Group, Inc., 11.250%, 1/15/2008 ...   B2       B          4,386,976
     2,000,000   Dominos, Inc., 10.375%, 1/15/2009 ......................   B3       B-         2,030,000
                                                                                             ------------
                                                                                                6,416,976
                                                                                             ------------
                 RETAIL -- 2.8%
     4,250,000   Mothers Work, Inc., 12.625%, 8/01/2005 .................   B3       B          4,398,750
                                                                                             ------------
                 TELEPHONE -- 3.0%
     1,500,000   Intermedia Communications, Inc., 0/11.250%, 7/15/2007 (d)  B2       B          1,065,000
     6,500,000   Intermedia Communications, Inc., 0/12.250% 3/01/2009 (d)   B3       CCC+       3,770,000
                                                                                             ------------
                                                                                                4,835,000
                                                                                             ------------
                 TELECOMMUNICATION -- 15.4%
    10,700,000   Nextel Partners, 144A, 0/14.000%, 2/01/2009 (d) ........   B3       CCC+       6,313,000
     5,460,000   Nextlink Communications, Inc., 0/12.250%, 6/01/2009 (d)    B3       B          3,221,400
     1,000,000   NTL, Inc., 7.000%, 12/15/2008 ..........................   B3       CCC+       1,637,500
     3,500,000   NTL, Inc., 11.500%, 10/01/2008 .........................   B3       B-         3,871,875
     1,715,000   RCN Corp., 0/11.250%, 10/15/2007 (d) ...................   B3       --         1,144,762
     7,890,000   RCN Corp., 0/9.800%, 2/15/2008 (d) .....................   B3       B-         4,931,250
     6,000,000   Telecorp PCS, Inc., 144A, 0/11.625%, 4/15/2009 (d) .....   B3       --         3,345,000
                                                                                             ------------
                                                                                               24,464,787
                                                                                             ------------
                 UTILITIES -- 1.9%
     2,993,865   Panda Funding Corp., 11.625%, 8/20/2012 ................   Ba3      BB-        3,068,712
                                                                                             ------------
                 Total Bonds and Notes (Identified Cost $142,109,933)                         132,671,988
                                                                                             ------------


COMMON STOCK -- 0.0%

        SHARES
---------------------------------------------------------------------------------------------------------
         1,237   Mothers Work, Inc. .....................................                          16,081
         1,750   Ameriking, Inc. (f) ....................................                          70,000
                                                                                             ------------
                 Total Common Stock (Identified Cost $81,073) ...........                          86,081
                                                                                             ------------

PREFERRED STOCK -- 9.8%
---------------------------------------------------------------------------------------------------------
       140,850   Anvil Holdings, Inc., 13.000%, 3/15/09 (pay-in-kind) ...                         704,253
        15,000   Superior National Capital Trust, 10.750%, 12/01/17 .....                       1,440,000
        32,605   CSC Holdings, Inc., 11.125%, 4/01/01 (pay-in-kind) .....                       3,619,155
        29,080   Nebco Evans Holding Co., 11.250%, 3/01/08 (pay-in-kind)                        1,155,946
           600   R & B Falcon Corp., 13.875%, 5/01/09 ...................                         612,000
        44,000   Packaging Corporation America, 12.375, 4/01/10 .........                       4,653,000
        47,996   Liberty Group Publishing, Inc., 14.750%, 2/01/10
                  (pay-in-kind) .........................................                      1,211,922
        97,189   Ameriking, Inc., 13.000%, 12/01/08 (pay-in-kind) .......                       2,235,356
                                                                                             ------------
                 Total Preferred Stock (Identified Cost $18,605,803) ....                      15,631,632
                                                                                             ------------

SHORT TERM INVESTMENT -- 6.2%

   PRINCIPAL
    AMOUNT       DESCRIPTION                                                                  VALUE (A)
---------------------------------------------------------------------------------------------------------
   $ 9,856,000   Repurchase Agreement with State Street Corp. dated 6/30/1999 at 4.000% to be repurchased at $9,857,095 on 7/01/1999,
                   collateralized by $8,940,000 U.S. Treasury Bond at 7.500%,
                   due 11/15/2016 valued at $10,057,500 ..............................       $  9,856,000
                                                                                             ------------
                 Total Short Term Investment (Identified Cost $9,856,000) ............          9,856,000
                                                                                             ------------
                 Total Investments -- 99.4% (Identified Cost $170,652,809) (b) .......        158,245,701
                 Other assets less liabilities .......................................            879,697
                                                                                             ------------
                 Total Net Assets-- 100% .............................................       $159,125,398
                                                                                             ============

           (a) See Note 1a of Notes to the Financial Statements.
           (b) Federal Tax Information: At June 30, 1999 the net unrealized depreciation on investments based on cost for federal income tax purposes of $170,652,809 was as follows:
               Aggregate gross unrealized appreciation for all investments in which
               there is an excess value over tax cost ................................       $  2,219,021
               Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value .............................        (14,626,129)
                                                                                             ------------
               Net unrealized depreciation ...........................................       $(12,407,108)
                                                                                             ============

               At December 31, 1998 the Fund had a net tax basis capital loss carryover of $2,329,996 of which $1,300,610 expires on December 31, 1999 and
               $1,019,386 expires on December 31, 2004. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

           (c) The ratings shown are believed to be the most recent ratings available at
               June 30, 1999. Securities are generally rated at the time of issuance.
               The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

           (d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

           (e) Issuer filed petition under Chapter 11 of Federal Bankruptcy Code.

           (f) Non-income producing security.
          144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,343,625 or 16.6%
               of net assets.

GEOGRAPHIC CONCENTRATIONS OF INVESTMENTS AT JUNE 30, 1999.
               United States       87.5%
               Mexico               9.6
               Canada               1.8
               United Kingdom       1.2

                      See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999
(unaudited)

    ASSETS
       Investments at value (Identified Cost $170,652,809) ...                       $ 158,245,701
       Cash ..................................................                                 840
       Collateral for securities loaned, at value ............                          10,795,630
       Receivable for:
         Fund shares sold ....................................                             412,528
         Securities sold .....................................                           1,881,932
         Dividends and interest ..............................                           2,719,210
         Miscellaneous .......................................                              10,667
                                                                                     -------------
                                                                                       174,066,508

    LIABILITIES
       Payable for:
         Collateral for securities loaned, at value ..........   $  10,795,630
         Securities purchased ................................       3,110,136
         Fund shares redeemed ................................         262,891
         Dividends declared ..................................         587,069
       Accrued expenses:
         Management fees .....................................          90,681
         Deferred trustees' fees .............................           8,546
         Accounting and administrative .......................           8,806
         Other expenses ......................................          77,351
                                                                 -------------
                                                                                        14,941,110
                                                                                     -------------
    NET ASSETS ...............................................                       $ 159,125,398
                                                                                     =============
       Net Assets consist of:
         Capital paid in .....................................                       $ 175,410,076
         Undistributed net investment income .................                             342,653
         Accumulated net realized gains (losses) .............                          (4,220,223)
         Unrealized appreciation (depreciation) on investments                         (12,407,108)
                                                                                     -------------

    NET ASSETS ...............................................                       $ 159,125,398
                                                                                     =============
       Computation of net asset value and offering price:
       Net asset value and redemption price of Class A shares
       ($78,947,094 / 9,004,848 shares of beneficial interest)                       $        8.77
                                                                                     =============
       Offering price per share (100 / 95.50 of $8.77) .......                       $        9.18*
                                                                                     =============
       Net asset value and offering price of Class B shares
       ($69,801,581 / 7,956,388 shares of beneficial interest)                       $        8.77**
                                                                                     =============
       Net asset value and offering price of Class C shares
       ($10,376,723 / 1,183,042 shares of beneficial interest)                       $        8.77**
                                                                                     =============

* Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1999
(unaudited)

    INVESTMENT INCOME
       Dividends .................................................                   $     841,341(a)
       Interest ..................................................                       7,874,348
                                                                                     -------------
                                                                                         8,715,689

       Expenses
         Management fees ......................................... $   532,769
         Service fees - Class A ..................................      95,194
         Service and distribution fees - Class B .................     334,900
         Service and distribution fees - Class C .................      45,441
         Trustees' fees and expenses .............................       6,248
         Accounting and administrative ...........................      26,527
         Custodian ...............................................      41,508
         Transfer agent ..........................................     113,554
         Audit and tax services ..................................      18,265
         Legal ...................................................       3,016
         Printing ................................................      16,508
         Registration ............................................      31,453
         Insurance ...............................................       1,400
         Miscellaneous ...........................................      13,806
                                                                   -----------
       Total expenses ............................................                       1,280,589
                                                                                     -------------
       Net investment income .....................................                       7,435,100

    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Realized gain (loss) on investments-- net .................                      (1,743,138)
                                                                                     -------------
       Unrealized appreciation (depreciation) on investments-- net                        (373,372)
                                                                                     -------------
       Net gain (loss) on investment transactions ................                      (2,116,510)
                                                                                     -------------
    NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........                   $   5,318,590
                                                                                     =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                                    SIX MONTHS
                                                                    YEAR ENDED         ENDED
                                                                    DECEMBER 31,      JUNE 30,
                                                                        1998           1999
                                                                    ------------    -------------
    FROM OPERATIONS
       Net investment income ...................................    $ 12,173,210    $   7,435,100
       Net realized gain (loss) on investment trasnactions .....         335,405       (1,743,138)
       Net unrealized appreciation (depreciation) on investments     (15,898,625)        (373,372)
                                                                    ------------    -------------
       Increase (decrease) in net assets from operations .......      (3,390,010)       5,318,590
                                                                    ------------    -------------

    FROM DISTRIBUTIONS TO SHAREHOLDERS
       Net investment income
         Class A ...............................................      (7,027,707)      (3,733,265)
         Class B ...............................................      (4,862,222)      (3,039,580)
         Class C ...............................................        (325,721)        (412,827)
                                                                    ------------    -------------
                                                                     (12,215,650)      (7,185,672)
                                                                    ------------    -------------
    INCREASE (DECREASE) IN NET ASSETS
       DERIVED FROM CAPITAL SHARE TRANSACTIONS .................      51,542,773       19,915,072
                                                                    ------------    -------------
    Total increase (decrease) in net assets ....................      35,937,113       18,047,990

    NET ASSETS
       Beginning of the period .................................     105,140,295      141,077,408
                                                                    ------------    -------------
       End of the period .......................................   $ 141,077,408    $ 159,125,398

    UNDISTRIBUTED NET INVESTMENT INCOME
       End of the period .......................................   $      93,225    $     342,653
                                                                   =============    =============

                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------
(unaudited)

                                                                                  CLASS A
                                                       --------------------------------------------------------------
                                                                                                            Six Months
                                                                      YEAR ENDED DECEMBER 31,                  Ended
                                                       ---------------------------------------------------    June 30,
                                                         1994       1995       1996       1997       1998       1999
                                                       ---------------------------------------------------    -------
Net Asset Value, Beginning of the Period .......       $ 10.06    $  8.89    $  8.98    $  9.42    $  9.94    $  8.86
                                                       -------    -------    -------    -------    -------    -------
Income From Investment Operations
Net Investment Income ..........................          0.88       0.88       0.84       0.87       0.92       0.46
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................         (1.19)      0.13       0.44       0.52      (1.08)     (0.10)
                                                       -------    -------    -------    -------    -------    -------
Total From Investment Operations ...............         (0.31)      1.01       1.28       1.39      (0.16)      0.36
                                                       -------    -------    -------    -------    -------    -------
Less Distributions
Dividends From Net Investment Income ...........         (0.86)     (0.88)     (0.83)     (0.87)     (0.92)     (0.45)
Distributions in Excess of Net Investment Income          0.00      (0.04)     (0.01)      0.00       0.00       0.00
                                                       -------    -------    -------    -------    -------    -------
Total Distributions ............................         (0.86)     (0.92)     (0.84)     (0.87)     (0.92)     (0.45)
                                                       -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period .............          8.89       8.98       9.42       9.94       8.86       8.77
                                                       =======    =======    =======    =======    =======    =======
Total Return (%) (a) ...........................          (3.3)      11.8       14.9       15.4       (1.8)       4.1
Ratio of Operating Expenses to Average Net
 Assets (%) (b) ................................          1.60       1.60       1.53       1.36       1.32       1.31(c)
Ratio of Net Investment Income to Average Net
 Assets (%) ....................................          9.18       9.71       9.32       9.03       9.81      10.16(c)
Portfolio Turnover Rate ........................            33         30        134         99         75         94
Net Assets, End of the Period (000) ............       $33,673    $39,148    $42,992    $62,739    $73,023    $78,947

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.
(a) A sales charge is not reflected in total return calculations.
(b)  The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations would have
     been (%)                                             1.83       1.72       1.69       1.36       1.32       1.31
(c) Computed on an annualized basis.

                 See accompanying notes to financil statement.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------
(unaudited)

                                                                                  Class B
                                                       --------------------------------------------------------------
                                                                                                            Six Months
                                                                      Year Ended December 31,                  Ended
                                                       ---------------------------------------------------    June 30,
                                                         1994       1995       1996       1997       1998       1999
                                                       ---------------------------------------------------    -------
Net Asset Value, Beginning of the Period .......       $ 10.06    $  8.88    $  8.98    $   9.4    $  9.93    $  8.85
                                                       -------    -------    -------    -------    -------    -------
Income From Investment Operations
Net Investment Income ..........................          0.79       0.83       0.79       0.80       0.85       0.43
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................         (1.18)      0.13       0.42       0.51      (0.08)     (0.09)
                                                       -------    -------    -------    -------    -------    -------
Total From Investment Operations ...............         (0.39)      0.96       1.21       1.31      (0.23)      0.34
                                                       -------    -------    -------    -------    -------    -------
Less Distributions
Dividends From Net Investment Income ...........         (0.78)     (0.81)     (0.76)     (0.80)     (0.85)     (0.42)
Distributions in Excess of Net Investment Income          0.01      (0.05)     (0.01)      0.00       0.00       0.00
Total Distributions ............................         (0.79)     (0.86)     (0.77)     (0.80)     (0.85)     (0.42)
                                                       -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period .............       $  8.88    $  8.98    $  9.42    $  9.93    $  8.85    $  8.77
                                                       =======    =======    =======    =======    =======    =======
Total Return (%) (a) ...........................          (4.0)      11.2       14.1       14.4       (2.5)       3.8
Ratio of Operating Expenses to Average Net
 Assets (%) (b) ................................          2.25       2.25       2.19       2.11       2.07       2.06(c)
Ratio of Net Investment Income to Average Net
 Assets (%) ....................................          8.53       8.96       8.33       8.28       9.06       9.40(c)
Portfolio Turnover Rate ........................            33         30        134         99         75         94
Net Assets, End of the Period (000) ............        $5,233    $10,625    $17,767    $42,401    $60,322    $69,802

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis,
Sayles & Company, L.P. became the subadviser to the Fund.

(a) A sales charge is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations would have
    been (%)                                              2.48       2.37       2.35       2.11       2.07       2.06
(c) Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    (unaudited)

                                                                          CLASS C
                                                                 -----------------------
                                                                  MARCH 2(A)    SIX MONTHS
                                                                   THROUGH        ENDED
                                                                 DECEMBER 31,    JUNE 30,
                                                                     1998         1999
                                                                 ------------   ---------
    Net Asset Value, Beginning of the Period ...................    $ 9.96       $  8.85
    Income From Investment Operations
    Net Investment Income ......................................      0.69          0.43
    Net Realized and Unrealized Gain (Loss) on Investments .....     (1.08)        (0.09)
    Total From Investment Operations ...........................     (0.39)         0.34
    Less Distributions
    Distributions From Net Investment Income ...................     (0.72)        (0.42)
    Distributions in Excess of Net Investment Income ...........      0.00          0.00
    Total Distributions ........................................     (0.72)        (0.42)
    Net Asset Value, End of the Period .........................    $ 8.85       $  8.77
    Total Return (%) (b) .......................................     (4.1)          3.8
    Ratio of Operating Expenses to Average Net Assets (%) (c) ..      2.07          2.06
    Ratio of Net Investment Income to Average Net Assets (%) (c)      9.06          9.40
    Portfolio Turnover Rate ....................................        75            94
    Net Assets, End of the Period (000) ........................    $7,732       $10,377

    The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.
    (a)  Commencement of operations.
    (b) A contingent deferred sales charge is not reflected in total return calculations.
    (c)  Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares is a "Fund").

The Fund offers Class A, Class B and Class C shares. The Fund commenced its public offering of Class C shares on March 2, 1998. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to the expiration of capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $80,757,737 and $67,410,259, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets and 0.60% of such assets in excess of $200 million, reduced by the payment to the Fund's investment subadviser Loomis, Sayles & Company L.P. ("Loomis Sayles") at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million of the Fund's average daily net assets. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), formerly known as New England Investment Companies, L.P., which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

Fees earned by NEFM and Loomis Sayles under the management agreements in effect during the six months ended June 30, 1999 are as follows:

                                   Fees Earned
                                   -----------
                           NEFM             $ 266,385
                           Loomis Sayles      266,384

The effective annualized management fee for the six months ended June 30, 1999 was 0.70%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and related clerical functions relating to the

Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $26,527 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plan relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 , the Fund paid New England Funds $95,194 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 , the Fund paid New England Funds $83,725 and $11,360 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999 , the Fund paid New England Funds $251,175 and $34,081 in distribution fees under the Class B and Class C Plans, respectively. Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $363,813.

D. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as a sub-transfer agent for the Fund. For the six months ended June 30, 1999 , the Fund paid NSC $95,680 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CONCENTRATION OF CREDIT; LOWER RATED SECURITIES. The Fund invests in securities offering high current income which generally will be rated below investment grade by recognized rating agencies. Certain of these lower rated securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and generally involve more credit risk than securities in higher rating categories. In addition, the trading market for lower rated securities may be less liquid than the market for higher-rated securities.

5. Capital Shares. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                                   YEAR ENDED                 SIX MONTHS ENDED
                                                                DECEMBER 31,1998               JUNE 30, 1999
                                                            -------------------------   --------------------------
CLASS A                                                        SHARES       AMOUNT         SHARES         AMOUNT
-------                                                     ----------   ------------   ----------    ------------
    Shares sold .........................................    4,316,954   $ 41,369,578    1,571,900    $ 14,145,615
    Shares issued in connection with the reinvestment of:
      Distributions from net investment income ..........      489,352      4,590,373      282,473       2,534,202
                                                            ----------    -----------   ----------      ----------
                                                             4,806,306     45,959,951    1,854,373      16,679,817
    Shares repurchased ..................................   (2,875,199)   (27,066,913)  (1,095,151)     (9,848,144)
                                                            ----------    -----------   ----------      ----------

    Net increase (decrease) .............................    1,931,107   $ 18,893,038      759,222    $  6,831,673
                                                            ----------    -----------   ----------      ----------

                                                                   YEAR ENDED                 SIX MONTHS ENDED
                                                                DECEMBER 31,1998               JUNE 30, 1999
                                                            -------------------------   --------------------------
CLASS B                                                        SHARES       AMOUNT         SHARES         AMOUNT
-------                                                     ----------   ------------   ----------    ------------
  Shares sold                                                3,594,978   $ 34,287,485    1,796,668    $ 16,163,427
  Shares issued in connection with the reinvestment of:
    Distributions from net investment income                   220,663      2,062,737      142,111       1,275,207
                                                            ----------    -----------   ----------      ----------
                                                             3,815,641     36,350,222    1,938,779      17,438,634
  Shares repurchased                                        (1,271,423)   (11,923,785)    (795,425)     (7,130,964)
                                                            ----------    -----------   ----------      ----------
  Net increase (decrease)                                    2,544,218   $ 24,426,437    1,143,354    $ 10,307,670
                                                            ----------    -----------   ----------      ----------

                                                         FOR THE PERIOD MARCH 2, 1998(A)      SIX MONTHS ENDED
                                                             THROUGH DECEMBER 31,1998            JUNE 30, 1999
                                                             ------------------------    -------------------------
CLASS C                                                        SHARES        AMOUNT        SHARES         AMOUNT
-------                                                      ---------    -----------    ---------     -----------
  Shares sold                                                  950,221    $ 8,920,617      373,810     $ 3,354,830
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income                        20,306        184,670       27,278         244,466
                                                             ---------    -----------    ---------     -----------
                                                               970,527      9,105,287      401,088       3,599,296
  Shares repurchased                                           (97,105       (881,989)     (91,468)       (823,567)
                                                             ---------    -----------    ---------     -----------
  Net increase (decrease)                                      873,422    $ 8,223,298      309,620     $ 2,775,729
                                                             ---------    -----------    ---------     -----------
Increase derived from capital shares transactions            5,348,747    $51,542,773    2,212,196     $19,915,072
                                                             =========    ===========    =========     ===========

(a) Commencement of operations.

6. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds.

7. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $10,546,622 collateralized by cash in the amount of 10,795,630 which was invested in a short-term instrument.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

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